SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY		Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY
Statements of Operations
General and administrative expenses	$ (52,953)	[1]	(333,281)	[1]	(233,518)	[1]	(164,951)	[1]	$ (11,264)	(70,893)	(26,705)	(18,749)
Interest income	8,267		52,031		26,771		33,203		320	2,011	450	896
Equity in earnings (loss) of subsidiaries									(36,622)	(230,492)	448,563	318,694
Net income (loss) attributable to the CNinsure Inc's shareholders	$ (47,566)		(299,374)		422,308		300,841		$ (47,566)	(299,374)	422,308	300,841

[1]	Including share-based compensation expenses of RMB7,553, RMB22,211 and RMB57,003 (US$9,057) for the years ended December 31, 2009, 2010 and 2011, respectively.